CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY	6 Months Ended
Sep. 30, 2025
Condensed Financial Information Disclosure [Abstract]
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

NOTE 17 — CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

The Company performed a test on the restricted net assets of consolidated subsidiary in accordance with Securities and Exchange Commission Regulation S-X Rule 4-08 (e) (3), “General Notes to Financial Statements” and concluded that it was applicable for the Company to disclose the financial statements for the parent company. The amounts restricted include paid-in capital, capital surplus and statutory reserves, after intercompany eliminations, as determined pursuant to PRC generally accepted accounting principles, totaling RMB72.4 million as of March 31, 2025 and September 30, 2025.

The subsidiaries did not pay any dividend to the parent for the periods presented. For the purpose of presenting parent only financial information, the Company records investment in its subsidiary under the equity method of accounting. Such investment is presented on the separate condensed balance sheets of the Company as “Investment in subsidiary” and the income of the subsidiary is presented as “Income/Loss from equity method investments.” Certain information and footnote disclosures generally included in financial statements prepared in accordance with U.S. GAAP have been condensed and omitted.

BALANCE SHEETS

	As of March 31,	As of September 30,
	2025	2025
	RMB	RMB
ASSETS
Current assets
Cash and Cash equivalents	2	-
Prepaid expenses and other current assets	26,516	26,012
Inter-company receivable	466,289	446,439
Non-current assets
Investment in subsidiary	(563,937)	(377,906)
Total assets	(71,130)	94,545

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities
Inter-company payable	(324)	42
Due to related parties	22,906	23,880
Other payables and accrued liabilities	38,951	25,705
Total liabilities	61,533	49,627

Shareholders’ equity
Class A ordinary shares, par value US$0.5; Authorized: 900,000,000 shares; Issued and outstanding: 7,208 shares as of March 31, 2025 and 210,970 shares as of September 30, 2025*	26	719
Class B ordinary shares, par value US$0.001; Authorized: 100,000,000 shares; nil shares issued and outstanding as of March 31, 2025 and September 30, 2025	-	-
Additional paid-in capital	732,909	1,070,667
Subscription Receivables	-	(160,476)
Accumulated deficit	(878,915)	(869,561)
Accumulated other comprehensive income	13,317	3,569
Total shareholder’s equity	(132,663)	44,918
Total liabilities and shareholders’ equity	(71,130)	94,545

*	On March 31, 2025, the Company effected a 1-for-10 reverse share split of its ordinary shares; on November 11, 2025, the Company completed a 100-for-1 share consolidation of its Class A ordinary shares; and on January 26, 2026, the Company effected a 1-for-5 reverse share split of its Class A ordinary shares. All share and per share information presented in the accompanying condensed consolidated financial statements have been retrospectively adjusted to reflect these share consolidation events.

UTIME LIMITED
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
(Amounts in thousands, except share data and per share data, or otherwise noted)

NOTE 17 — CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (cont.)

STATEMENTS OF COMPREHENSIVE (LOSS)/INCOME

	Six months ended September 30,
	2024	2025
	RMB	RMB

Loss from equity method investments	(15,582)	9,357
Operating expenses	(111,735)	(3)
Net (loss)/income	(127,317)	9,354
Foreign currency translation difference	1,231	(9,748)
Comprehensive (loss)/income	(126,086)	(394)

STATEMENTS OF CASH FLOWS

	Six months ended September 30,
	2024	2025
	RMB	RMB

CASH FLOW FROM OPERATING ACTIVITIES
Net (loss)/income	(127,317)	9,354
Adjustments to reconcile net income to net cash provided by operating activities:
Equity loss of subsidiaries	15,582	(9,357)
Share-based compensation and expenses	107,975	-
Prepaid expenses and other current assets	283	503
Inter-company payable (net of inter-company receivable)	(33,090)	8,635
Related parties	(258)	973
Other payables and accrued liabilities	2,986	(1,664)
Net cash (used in)/provided by operating activities	(33,839)	8,444
Loan received/(paid) from a shareholder	(2,479)	-
Proceeds from issuance of ordinary shares	35,088	-
Effect of exchange rate changes on cash and cash equivalent and restricted cash	1,233	(8,446)
Net change in cash and cash equivalent	3	(2)
Cash and cash equivalents, beginning of year	1	2
Cash and cash equivalents, end of year	4	-

The Company did not have significant capital and other commitments, long-term obligations, or guarantees as of March 31, 2025 and September 30, 2025, respectively.

UTIME LIMITED
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
(Amounts in thousands, except share data and per share data, or otherwise noted)